Note 1 - Summary of Significant Accounting Policies and Activities	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ACTIVITIES

Southcoast Financial Corporation(the “Company”) is a South Carolina corporation organized in 1999 for the purpose of being a holding company for Southcoast Community Bank (the “Bank”). During 2004, Southcoast Investments, Inc. was formed as a wholly-owned subsidiary of the Company, primarily for the purpose of holding properties of the Company and Bank. The Company's primary purpose is that of owning the Bank. The Company is regulated by the Federal Reserve Board. The consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation. The Bank was incorporated in 1998 and operates as a South Carolina chartered bank providing full banking services to its customers. The Bank is subject to regulation by the South Carolina State Board of Financial Institutions and the Federal Deposit Insurance Corporation. During 2005, the Company formed Southcoast Capital Trust III for the purpose of issuing trust preferred securities.

Estimates - The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

Concentration of Credit Risk – Most of the Company’s business activity is with customers located in the adjoining South Carolina counties of Charleston, Berkeley, and Dorchester. Therefore, the Company’s exposure to credit risk is significantly affected by changes in the economy in these counties. Tourism, shipping, technology, and aerospace are major industries in the Company’s market area. Though the Company does not have a direct credit concentration in any of these industries, a downturn in any of them could negatively impact the local economy, which in turn could pose a credit risk to the Company.

Risk characteristics present in the Company’s loan portfolio vary by portfolio segment but are largely influenced by current loan to value ratios for real estate secured loans. At December 31, 2014, 93% of the Company’s outstanding loan balances were secured by real estate. After several years of declines, real estate values in the Company’s market area have largely recovered over the last several years. However, any future declines in real estate values may pose credit risk to the Company. Residential 1-4 Family loans comprise 60% of the Company’s outstanding loan balances. An increase in foreclosures on these loan types in the Company’s market area could increase unsold homes inventory, leading to decreases in market value. Such a scenario would increase the credit risk for existing loans made prior to the market value declines. Loans secured by commercial real estate comprise 24% of the Company’s outstanding loan balances and may be at risk of deterioration during times of decreasing market rental rates and increasing levels of office space vacancies. These conditions may occur during general economic downturns or during downturns in the specific industries significant to the Company’s market area.

Cash and Cash Equivalents - Cash and cash equivalents may consist of cash on hand and due from banks, federal funds sold and securities purchased under agreements to resell. Generally, federal funds are sold for a one-day period and securities purchased under agreements to resell mature in less than 90 days.

Investment Securities- The Company classifies investments in equity and debt securities into three categories:

Available-for-sale: These are securities which are not classified as either held to maturity or as trading securities. These securities are reported at fair value. Unrealized gains and losses are reported, net of income taxes, as separate components of shareholders’ equity (accumulated other comprehensive income). Gains or losses on dispositions of securities are based on the difference between the net proceeds and the adjusted carrying amount of the securities sold, using the specific identification method. Premiums and discounts are amortized into interest income by a method that approximates a level yield.

Held-to-maturity: These are debt securities which the Company has the ability and intent to hold until maturity. These securities are stated at cost, adjusted for amortization of premiums and the accretion of discounts. The Company has no held to maturity securities.

Trading: These are securities which are bought and held principally for the purpose of selling in the near future. Trading securities are reported at fair market value, and related unrealized gains and losses are recognized in the income statement. The Company has no trading securities.

Management evaluates securities for other-than-temporary impairment (“OTTI”) on at least a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation.  For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss, and the financial condition and near-term prospects of the issuer. Management also assesses whether it intends to sell, or it is more likely than not that it will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings.  For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: 1) OTTI related to credit loss, which must be recognized in the income statement and 2) OTTI related to other factors, which is recognized in other comprehensive income.  The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis. For equity securities, the entire amount of impairment is recognized through earnings.

Loans Held-for-Sale - Loans held-for-sale consist of 1 - 4 family residential mortgage loans, which are reported at the lower of cost or fair value on an aggregate loan basis. Net unrealized losses, if any, are recognized through a valuation allowance. Loans held for sale were reported at cost at December 31, 2014 and 2013, as there were no unrealized losses at either date. Gains or losses realized on the sales of loans are recognized at the time of sale and are determined by the difference between the net sales proceeds and the carrying value of loans sold.

Commitments to fund mortgage loans (interest rate locks) to be sold into the secondary market and forward commitments for the future delivery of these mortgage loans are accounted for as free standing derivatives.  Fair values of these mortgage derivatives are estimated based on changes in mortgage interest rates from the date the interest on the loan is locked.  The Company enters into forward commitments for the future delivery of mortgage loans when interest rate locks are entered into, in order to hedge the change in interest rates resulting from its commitments to fund the loans.  Changes in the fair values of these derivatives are included in net gains on sales of loans.

Loans and Interest Income on Loans – Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are stated at the principal balance outstanding, net of purchase premiums and discounts, and an allowance for loan losses. The allowance for loan losses is deducted from total loans on the balance sheet. Interest income is recognized on an accrual basis over the term of the loan based on the principal amount outstanding.

All types of loans are generally placed on non-accrual status when principal or interest becomes contractually ninety days past due, or when payment in full is not anticipated, unless the estimated net realizable value of collateral is sufficient to assure the likelihood of collection of the principal balance and accrued interest. When a loan of any type is placed on non-accrual status, interest accrued but not received is generally reversed against interest income. If collectability is in doubt, cash receipts on all types of non-accrual loans are not recorded as interest income, but are instead used to reduce principal. Loans of all types are not returned to accrual status unless there has been an improvement in the borrower’s financial condition, generally supported by at least six months of timely loan payments, and in the case of certain commercial loans, financial statements. Past due status for all types of loans is based on the contractual terms of the loans.

Allowance for Loan Losses - The allowance for loan losses is a valuation allowance for probable incurred credit losses. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance. Management estimates the allowance balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions, and other factors. Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged off.

A loan is impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

Loans for which the terms have been modified resulting in a concession, and for which the borrower is experiencing financial difficulties, are considered troubled debt restructurings and are classified as impaired. Loans modified in a troubled debt restructuring accrue interest if their terms are at market rate and if they are performing in accordance with their modified terms. Loans modified in a troubled debt restructuring do not accrue interest if their terms are below market rate or if they are not performing in accordance with their modified terms. For accruing impaired loans, cash receipts are typically applied to principal and interest receivable in accordance with the terms of the restructured loan agreement. Interest income is recognized on these loans using the accrual method of accounting.

If a loan is impaired, a portion of the allowance is allocated so that the loan is reported, net, at the present value of estimated future cash flows using the loan’s existing rate, or at the fair value of collateral if repayment is expected solely from the collateral. Generally, the Company accounts for impaired loans based on the value of the loans’ underlying collateral if it is considered more likely than not that repossession of the collateral is the most likely form of collection of the outstanding balance. For loans not deemed to be dependent on collateral liquidation as the most likely source of repayment, the present value of expected cash flows is used to determine impairment. Troubled debt restructurings performing in accordance with their modified terms are measured for impairment using the present value of expected cash flows.

For nonaccruing impaired loans, all cash receipts are to be applied to principal. Once the reported principal balance has been reduced to zero, future cash receipts are to be applied to interest income to the extent that any interest has been foregone. Further cash receipts are to be recorded as recoveries to the Allowance for Loan Losses of any amounts previously charged off.

Generally, all types of impaired loans with balances of $250,000 or greater are evaluated for impairment on an individual basis. To the extent impairment is calculated for a loan evaluated on an individual basis, a portion of the allowance is allocated so that the loan is reported, net, at the present value of estimated future cash flows using the loan’s existing rate, or at the fair value of collateral if repayment is expected solely from the collateral. All types of impaired loans with balances less than $250,000 are generally collectively evaluated for impairment, and accordingly, they are not identified for impairment disclosures.

In determining the required general reserves portion of the allowance for loan losses, management calculates historical losses experienced by loan type. Management also calculates a historical weighted average delinquency rate by loan type, with loans past due 30-59 days given single weight, loans past due 60-89 days given double weight, and loans past due 90 days or more given triple weight. Current weighted delinquency rates for loans in the various pools are then calculated and indexed to the historical weighted average delinquency rates. The total balance by general reserve loan type is then multiplied by the average historical losses as adjusted by the indexed historical past due rate and this amount is added to required general reserves. Management currently utilizes a twelve quarter time horizon for historical losses and delinquencies. In determining the proper historical time horizon, management considers the time horizon which most appropriately reflects the current condition of the portfolio.

Management provides additional general reserves by loan type for loans with grades of 3 through 9 which are not individually evaluated for impairment by multiplying the total balances of these loans by the average default probabilities for the corresponding loan grades for the five most recent years. These amounts are then multiplied by the average loss severities by loan type for the five most recent years, and then added to required general reserves. Management elected to use five year historical periods for its default probability and loss severity calculations in order to derive meaningful sample sizes across a range of economic conditions.

Several environmental factors are also incorporated into the general reserves portion of the allowance for loan losses. These include reserves for loans with loans to value higher than the Company’s policy guidelines, loans with variable or adjustable rates of interest, and general loan portfolio growth.

Federal Home Loan Bank (FHLB) Stock - The Bank is a member of the FHLB system. Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Property and Equipment – Land is carried at cost. Property, furniture and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets. Leases are amortized over their useful lives or the lease term whichever is shorter. Maintenance and repairs are charged to operations, while major improvements are capitalized. Upon retirement, sale, or other disposition, the cost and accumulated depreciation are eliminated from the accounts, and gain or loss is included in income from operations.

Other Real Estate Owned – Other real estate owned includes real estate acquired through foreclosure or deed in lieu of foreclosure. Other real estate owned is initially recorded at its estimated fair market value less estimated selling costs. Any write-downs at the dates of acquisition are charged to the allowance for loan losses. Expenses to maintain such assets, subsequent write-downs, and gains and losses on disposal are included in other expenses.

Loan Commitments and Related Financial Instruments - Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

Employee Benefit Plans - Employee 401(k) and profit sharing plan expense is the amount of matching contributions.  Deferred compensation and supplemental retirement plan expense allocates the benefits over years of service.

Company Owned Life Insurance – Company owned life insurance represents the cash value of policies on certain current and former officers of the Bank.

Income Taxes - Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

The Company recognizes interest and/or penalties related to income tax matters in income tax expense.

Earnings Per Common Share - Basic earnings per common share is net income divided by the weighted average number of common shares outstanding during the period. The Company has no potentially dilutive financial instruments outstanding.

Comprehensive Income - Comprehensive income consists of net income and other comprehensive income (loss).  Other comprehensive income (loss) includes unrealized gains and losses on securities available for sale which are also recognized as separate components of equity.

Loss Contingencies - Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there are currently any such matters that would have a material effect on the financial statements.

Dividend Restrictions - Banking regulations require maintaining certain capital levels and may limit the dividends paid by the bank to the holding company or by the holding company to shareholders.

Fair Value of Financial Instruments - Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in a separate note. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect these estimates.

Statement of Cash Flows - Net cash flows are reported for customer loan and deposit transactions, interest bearing deposits in other financial institutions, and federal funds purchased and repurchase agreements.

Reclassifications - Some items in the prior year financial statements were reclassified to conform to the current presentation. Reclassifications had no effect on prior year net income or shareholders’ equity.

Recently Issued Accounting Pronouncements

In May 2014, the FASB issued ASU 2014-09 – Revenue from Contracts with Customers (“ASU 2019-09”).  ASU 2014-09 provides guidance that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU 2014-09 is effective prospectively, for annual and interim periods, beginning after December 15, 2016. The Company is currently evaluating the impact this standard will have on the Company’s results of operations, financial position or disclosures.